Lease Transactions (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Right-of-use assets of finance leases	¥ 12,980	¥ 15,218
Lease liabilities of finance leases	16,104	20,137
Right-of-use assets of operating leases	261,803	338,547
Amount on balance sheet	384,183	476,104
Operating Lease, Impairment Loss	¥ 20,830	¥ 56,424
Right-of-use assets of finance leases, in consolidated balance sheets line item	Premises and equipment—net (Notes 5 and 7)	Premises and equipment—net (Notes 5 and 7)
Lease liabilities of finance leases, in consolidated balance sheets line item	Long-term debt (including ¥402,823 and ¥483,051 measured at fair value under the fair value option in 2021 and 2022) (Notes 7, 9, 12 and 31)	Long-term debt (including ¥402,823 and ¥483,051 measured at fair value under the fair value option in 2021 and 2022) (Notes 7, 9, 12 and 31)
Right-of-use assets of operating leases, in consolidated balance sheets line item	Other Assets	Other Assets
Lease liabilities of operating leases, in consolidated balance sheets line item	Other Liabilities	Other Liabilities